Severance Indemnities and Pension Plans (Expected Contributions to Plan Assets in Next Fiscal Year) (Detail) ¥ in Billions	12 Months Ended
Mar. 31, 2017 JPY (¥)
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions to plan assets in next fiscal year	¥ 73.3
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions to plan assets in next fiscal year	16.2
Foreign Offices and Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions to plan assets in next fiscal year	¥ 1.0